Equity-settled share-based payments - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2014	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2004
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of options granted		10 years
Share-based compensation expense		$ 10,227	$ 6,406	$ 4,316
Stock Options, 2004 Stock Incentive Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term of options					10 years
Extended term on options	10 years
Restricted Stock and Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Vesting rate (as a percent)		33.00%
Maximum stock authorized (shares)		8,115,495
Stock already granted (shares)		7,889,063
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense		$ 10,900	$ 6,600	$ 4,400